Note 6 - Leases (Tables)	12 Months Ended
Mar. 31, 2018
Notes Tables
Schedule of Capital Leased Assets [Table Text Block]
	2018	2017

Land	$-	$-
Buildings	5,313	5,313
Equipment	43,980	35,597
	49,293	40,910
Less accumulated amortization	6,121	1,706
	$43,172	$39,204

Schedule of Future Minimum Lease Payments for Operating and Capital Leases [Table Text Block]
Years ending March 31:	Operating	Capital
2019	$36,459	$7,679
2020	31,474	7,679
2021	25,254	7,678
2022	16,488	7,678
2023	9,610	7,678
2024-2031	4,369	9,744
Total minimum payment required	$123,654	$48,136
Less interest		6,127
Present value of minimum lease payments		42,009
Amount due within one year		6,113
Long-term capital lease obligation		$35,896